Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,341	$ 1,539
Additions or increase in estimates	532	270
Releases or decrease in estimates	(314)	(486)
Business combinations	0	6
Accretion expense	42	32
Foreign currency translation	55	(20)
Balance at end of period	1,656	1,341
Current provisions	492	276
Other non-current liabilities	1,164	1,065
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	509
Additions or increase in estimates	64
Releases or decrease in estimates	(58)
Business combinations	0
Accretion expense	30
Foreign currency translation	28
Balance at end of period	573	509
Current provisions	103
Other non-current liabilities	470
Environmental liabilities [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	276
Additions or increase in estimates	11
Releases or decrease in estimates	(15)
Business combinations	0
Foreign currency translation	7
Balance at end of period	279	276
Current provisions	29
Other non-current liabilities	250
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	85
Additions or increase in estimates	49
Releases or decrease in estimates	(34)
Business combinations	0
Accretion expense	1
Foreign currency translation	4
Balance at end of period	105	85
Current provisions	5
Other non-current liabilities	100
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	50
Additions or increase in estimates	169
Releases or decrease in estimates	(123)
Business combinations	0
Foreign currency translation	(1)
Balance at end of period	95	50
Current provisions	80
Other non-current liabilities	15
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	421
Additions or increase in estimates	239
Releases or decrease in estimates	(84)
Business combinations	0
Accretion expense	11
Foreign currency translation	17
Balance at end of period	604	$ 421
Current provisions	275
Other non-current liabilities	$ 329